Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of contractual maturities of financial liabilities

Consolidated 2025	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities

Non - Derivative
Non-interest bearing		-	-	-	-
Trade and other payables	-	4,020,235	-	-	4,020,235
Interest bearing – fixed rate		-	-	-	-
Lease liability	3.5%	102,956	-	-	102,956
Total Non - Derivative		4,123,191	-	-	4,123,191
Total Derivative		4,123,191	-	-	4,123,191

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Consolidated 2024	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities

Non - Derivative					-
Non-interest bearing		-	-	-	-
Trade and other payables	-	1,991,536	-	-	1,991,536
Interest bearing – fixed rate		-	-	-	-
Financial liability – host debt		-	-	-	-
Lease liability	3.5%	135,680	46,240	35,267	217,187
Total non - derivative		2,127,216	46,240	35,267	2,208,723
Derivative		-	-	-	-
Derivative liability		-	-	-	-
Total Derivative		2,127,216	46,240	35,267	2,208,723